Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				9 Months Ended	12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Dec. 30, 2008	May. 12, 2008	Aug. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	33,334	67,500
Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	5,000,000	10,125,000
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			47
Total proceeds			$ 4,700
Preferred stock, price per share			$ 100,000
Preferred stock, shares issued									43	43	43
Preferred stock, shares outstanding									43	43	43
Initial conversion price			$ 37.50
Issuance of common stock from conversion of preferred stock, shares			2,667
Series D Convertible Preferred Stock [Member] | X-Master Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			10
Series D Convertible Preferred Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			33
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			43
Initial conversion price			$ 0.25
Issuance of common stock from conversion of preferred stock, shares			400,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued									300,000	300,000	300,000
Preferred stock, shares outstanding									300,000	300,000	300,000
Initial conversion price				$ 75.00	$ 1.7900	$ 6.7200	$ 8.6400	$ 9.6705
Convertible preferred stock, conversion price									$ 1.79	$ 0.0576
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Initial conversion price				$ 0.50			$ 0.05760	$ 0.06447
Convertible preferred stock, conversion price										$ 0.0576